SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Reconciliation of net income/(loss) to Adjusted EBITDA	A reconciliation of net (loss)/income to Adjusted EBITDA for the years ended December 31, 2023, 2022 and 2021 is as follows:

(in thousands of $)	2023	2022	2021
Net (loss)/income	(2,850)	939,057	560,615
Income tax (expense)/ benefit	1,870	(438)	1,440
(Loss)/income before income taxes	(980)	938,619	562,055
Depreciation and amortization	50,294	51,712	55,362
Impairment of long-lived assets (note 19)	5,021	76,155	—
Unrealized loss/(gain) on oil and gas derivative instruments, net (note 8)	284,658	(288,977)	(179,891)
Realized and unrealized mark-to-market losses/(gains) on our investment in listed equity securities (note 9)	62,308	(400,966)	295,777
Other non-operating (income)/loss (note 9)	(9,823)	(11,916)	66,027
Interest income	(46,061)	(12,225)	(128)
Interest expense, net	—	19,286	34,486
Losses/(gains) on derivative instruments, net (note 10)	7,227	(71,497)	(24,348)
Other financial items, net (note 10)	900	5,380	(693)
Net loss/(income) from equity method investments (note 17)	2,520	(19,041)	(1,080)
Net (income)/loss from discontinued operations (note 14)	(293)	76,450	(625,389)
Adjusted EBITDA	355,771	362,980	182,178

Segment reporting information

	Year Ended December 31, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	245,418	35,086	17,925	298,429
Vessel operating expenses	(65,748)	(19,248)	(6,153)	(91,149)
Voyage, charterhire and commission expenses, net	(583)	(19)	(1,581)	(2,183)
Administrative expenses	(417)	(33,031)	(14)	(33,462)
Project development expenses	(4,151)	(34,909)	(70)	(39,130)
Realized gain on oil and gas derivative instruments (note 8)	199,907	—	—	199,907
Other operating income (notes 7, 8 and 19)	15,542	7,817	—	23,359
Adjusted EBITDA	389,968	(44,304)	10,107	355,771

Net (losses)/income from equity method investments (note 17)	—	(4,834)	2,314	(2,520)
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	December 31, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total
Total assets	3,160,457	866,088	57,442	4,083,987
Equity method investments (note 17)	—	53,982	—	53,982
Capital expenditures (notes 18, 19 and 20)	568,485	4,406	8,492	581,383
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

	Year Ended December 31, 2022
(in thousands of $)	FLNG	Corporate and other (2)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues (1)	214,825	43,230	9,685	267,740
Vessel operating expenses	(58,583)	(6,578)	(7,641)	(72,802)
Voyage, charterhire and commission expenses/(income)	(600)	(34)	(1,810)	(2,444)
Administrative expenses	22	(38,224)	102	(38,100)
Project development income/(expenses)	(5,335)	(2,637)	(45)	(8,017)
Realized gain on oil and gas derivative instruments (note 8)	232,020	-	-	232,020
Other operating losses	(15,417)	-	-	(15,417)
Adjusted EBITDA	366,932	(4,243)	291	362,980

Net (losses)/income from equity method investments (note 17)	—	(5,193)	24,234	19,041
(1) Total operating revenues under the FLNG segment includes $0.9 million revenue from a FLNG study (note 7).
(2) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	December 31, 2022
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Segment assets from continuing operations	Assets held for sale	Total
Total assets	2,815,552	1,410,587	52,700	4,278,839	721	4,279,560
Equity method investments (note 17)	—	48,669	55,439	104,108	—	104,108
Capital expenditures (note 18)	301,292	—	2,901	304,193	—	304,193
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

	Year Ended December 31, 2021
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	221,020	27,777	11,476	260,273
Vessel operating expenses	(51,195)	(12,119)	(1,052)	(64,366)
Voyage, charterhire and commission expenses	(600)	166	(235)	(669)
Administrative expenses (2)	(241)	(34,913)	(157)	(35,311)
Project development expenses	(3,171)	507	143	(2,521)
Realized gain on oil and gas derivative instruments (note 8)	24,772	—	—	24,772
Adjusted EBITDA	190,585	(18,582)	10,175	182,178

Net income from equity method investments (note 17)	—	1,080	—	1,080
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.
(2) Included within the “Corporate and other” “administrative expenses” is $0.5 million of redundancy costs from an overhead streamlining exercise following the completion of the sale of our investments in Golar Partners and Hygo to NFE, (the “GMLP Merger” and “Hygo Merger”, respectively) (note 14).

Revenue by major customer
For the years ended December 31, 2023, 2022 and 2021, revenues from the following customer accounted for over 10% of our total operating revenues:

(in thousands of $)	2023		2022		2021
Perenco and SNH (1)	245,418	82%	213,970	80%	221,020	85%
(1) LTA with Perenco Cameroon S.A. (“Perenco”) and Société Nationale des Hydrocarbures (“SNH”), (together, the “Customer”) in relation to the FLNG Hilli (note 7).
Revenue by geographic area
The following geographical data presents our revenues and total assets associated with the FLNG Hilli, while operating under the LTA in Cameroon. Our CODM do not evaluate our performance according to geographical region.

Cameroon

	Year Ended December 31,
(in thousands of $)	2023	2022	2021
Liquefaction services revenue	245,418	213,970	221,020

	December 31,
(in thousands of $)	2023	2022	2021
Total assets	1,256,193	1,559,158	1,408,444